Inventories (Schedule Of Major Components Of Inventories) (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Petroleum products	$ 30,108	$ 71,373
Crude oil	7,266	5,380
Caustic soda	2,850	2,679
NaHS	6,603	5,845
Other	2	53
Total	$ 46,829	$ 85,330